iShares®

iShares Trust

Supplement dated December 28, 2007 to

the Statement of Additional Information dated December 11, 2007 for the iShares S&P Global Infrastructure Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares S&P Global Infrastructure Index Fund.

Effective January 1, 2008, the following information replaces the first paragraph and the first table under the heading “Portfolio Managers” on page 18:

Portfolio Managers. The individuals named as Portfolio Managers in the Prospectus are also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts, as indicated in the table below as of October 31, 2007:

Diane Hsiung

Types of Accounts	Number	Total Assets
Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	5	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Greg Savage

Types of Accounts	Number	Total Assets
Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	6	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Effective January 1, 2008, the following information replaces the fourth paragraph and the second table under the heading “Portfolio Managers” on page 19:

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:

Diane Hsiung

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Greg Savage

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Effective January 1, 2008, the following information replaces the eighth paragraph and the third table under the heading “Portfolio Managers” beginning on page 19:

As of October 31, 2007, the Portfolio Managers beneficially owned shares of the Fund in the amounts reflected in the following table:

Diane Hsiung

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares S&P Global Infrastructure Index Fund	X

Greg Savage

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares S&P Global Infrastructure Index Fund	X

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.

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